Summary of Significant Accounting Policies (Crop Production Costs) (Tables)	12 Months Ended
Jun. 30, 2015
Summary Of Significant Accounting Policies Crop Production Costs Tables
Crop Production Costs (Tables)

Components of crop production costs are:

	June 30,	June 30,
	2015	2014
Alfalfa seed production	$-	$1,747,429
Alfalfa hay	92,037	16,885
Other crops	120,194	187,786
Total crop production costs, net	$212,231	$1,952,100